Income Taxes - Reconciliation of income taxes at the statutory rate to the provision for income taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Earnings before income taxes (“EBT”)			$ 367	$ 319	$ 352
Income taxes at statutory rate			128	112	123
Effect of other income tax reconciliation			(1)	(4)	(3)
Provision for income taxes as shown in the statement of earnings	$ 101	$ 77	$ 127	$ 108	$ 120
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income taxes at statutory rate as a percentage of EBT	35.00%		35.00%	35.00%	35.00%
Effect of other income tax reconciliation as a percentage of EBT			0.00%	(1.00%)	(1.00%)
Provision for income taxes as shown in the Statement of Earnings as a percentage of EBT			35.00%	34.00%	34.00%